Semi-Annual Report
                                 June 30, 1998

                                   Legg Mason
                                      Tax
                                     Exempt
                                  Trust, Inc.

                              The Art of Investing

                               [LEGG MASON LOGO]
                                     FUNDS



Investment Adviser
      Legg Mason Capital Management, Inc.
      Baltimore, MD

Board of Directors
      John F. Curley, Jr., Chairman
      Edmund J. Cashman, Jr., President
      Richard G. Gilmore
      Charles F. Haugh
      Arnold L. Lehman
      Dr. Jill E. McGovern
      T. A. Rodgers

Transfer and Shareholder Servicing Agent
      Boston Financial Data Services
      Boston, MA

Custodian
      State Street Bank & Trust Company
      Boston, MA

Counsel
      Kirkpatrick & Lockhart LLP
      Washington, D.C.

Independent Accountants
      PricewaterhouseCoopers LLP
      Baltimore, MD

      The Fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Fund will always be able to maintain a stable net asset value of $1.00 per share.

      This report is not to be distributed unless preceded or accompanied by a prospectus.

                      Legg Mason Wood Walker, Incorporated
--------------------------------------------------------------------------------
                                100 Light Street
                     P.O. Box 1476, Baltimore, MD 21203-1476
                                410 o 539 o 0000

LMF-016

To Our Shareholders,

     On June 30, 1998, the Legg Mason Tax Exempt Trust had $304 million invested in a diversified portfolio of high-quality, short-term municipal securities. As this letter is written, the Trust's 7-day yield is 2.82% and its average weighted maturity is 28 days.

     The Trust's income dividends continue to be exempt from federal income tax and a portion may be exempt from state income taxes as well, depending upon your state of residence. The Trust does not purchase investments whose income is subject to the federal alternative minimum tax.

     Many of our shareholders regularly add to their fund holdings by authorizing automatic, monthly transfers from their bank checking or Legg Mason accounts. Your Legg Mason Financial Advisor will be happy to help you make these arrangements if you would like to purchase shares in this convenient way.

     We appreciate your ownership of the Trust, and hope you will let us know whenever you have questions or suggestions.

                                   Sincerely,


                                   /s/ John F. Curley, Jr.
                                   _________________________________
                                   John F. Curley, Jr.
                                   Chairman

July 29, 1998

Statement of Net Assets
Legg Mason Tax Exempt Trust, Inc.
June 30, 1998  (Unaudited)
(Amounts in Thousands)

        Par                                     Rate                Value
-------------------------------------------------------------------------------
              Alabama -- 0.7%
              Montgomery Industrial
                Development Board
                (General Electric Project)
                Series 1990 VRDN
                (Aaa/P-1, AAA/A-1+)
      $ 2,000     7/13/98                      3.70%(A)            $  2,000
                                                                   --------

              Arizona -- 0.7%
              Salt River Project
                Agricultural
                Improvement & Power
                District TECP (P-1, A-1+)
        2,000     8/3/98                       3.55                   2,000
                                                                   --------

              Colorado -- 1.0%
              Colorado (State of) General Fund
                Tax and Revenue Anticipation
                Series 1998A (SP-1+, F1+)
        3,000     6/25/99                      4.00                   3,013
                                                                   --------

              Connecticut -- 4.0%
              State of Connecticut Health &
                Educational Facilities Authority
                Revenue Bonds, Yale University
                Issue, Series T VRDN
                (Aaa/VMIG1, AAA/A-1+)
        8,000     7/2/98               3.45 to 3.50(A)                8,000
              State of Connecticut Health &
                Educational Facilities
                Authority Revenue Bonds,
                Yale University
                Issue, Series S VRDN
                (Aaa/VMIG1, AAA/A-1+)
        4,000     8/14/98                      3.40(A)                4,000
                                                                   --------
                                                                     12,000
                                                                   --------

              Florida -- 7.9%
              Gainesville (City of)
                Utilities Systems Series C
                TECP
                (Aaa/P-1, AAA/A-1+)
        5,000     10/13/98                     3.60                   5,000

              Jacksonville Electric Authority
                Series A TECP
                (Aaa/P-1, AAA/A-1+, F1+)
        6,000     8/28/98 to 9/9/98            3.60                   6,000




        Par                                     Rate                Value
-------------------------------------------------------------------------------
              Florida -- Continued
              Pinellas County, Florida
                Health Facilities
                Authority (Bayfront
                Medical Center, Inc.
                Project) Refunding
                Revenue Bonds
                Series 1989 VRDN
                (Aaa/VMIG1, AAA/A-1)
      $ 2,700     7/1/98                       3.40%(A)            $  2,700
              Putnam County
                Development Authority
                PCR Bonds (Seminole
                Electric Cooperative, Inc.)
                Series 1984 H-1 & H-2 VRDN
                (Aa3, AA-/A-1+)
       10,135     7/1/98                       3.65(A)               10,135
                                                                   --------
                                                                     23,835
                                                                   --------

              Georgia -- 4.4%
              Burke (County of) Georgia
                Development Authority
                Pollution Control Revenue
                Bonds (Oglethorpe Power
                Corp. Vogtle Project)
                Series 98A & 98B
                (Aaa/P-1, AAA/A-1+)
       13,325     9/16/98 to 10/9/98   3.55 to 3.75(A)               13,325
                                                                   --------

              Idaho -- 1.3%
              Idaho (State of) TANS
                Series 1998 (MIG1, SP-1+, F1+)
        4,000     6/30/99                      4.50                   4,035
                                                                   --------

              Illinois -- 0.4%
              Illinois Development Authority
                (Amoco)
                Series 1994 VRDN
                (VMIG1/A-1+)
        1,300     7/1/98                       3.80(A)                1,300
                                                                   --------

              Indiana -- 5.4%
              Hammond (City of)
                Indiana Pollution
                Control Revenue
                Refunding Bonds (Amoco
                Oil Company Project)
                Series 1994 VRDN
                (Aa1/VMIG1, AAA/A-1+)
          700     7/1/98                       3.80(A)                  700

        Par                                     Rate                Value
-------------------------------------------------------------------------------
              Indiana -- Continued
              Mount Vernon (City of)
                PCR (General Electric
                Company Project)
                Series 1989 A VRDN
                (Aaa/P-1, AAA/A-1+)
      $11,290     9/8/98 to 9/11/98    3.50 to 3.65%(A)            $ 11,290
              Sullivan (City of)
                Floating/Fixed Rate PCR
                (Hoosier Energy Rural Elective
                Cooperative, Inc. Project)
                Series L2, L3, &L6, VRDN
                (A-1/P-1, AA-/A-1+)
        4,500     8/11/98 to 10/13/98  3.55 to 3.70(A)                4,500
                                                                   --------
                                                                     16,490
                                                                   --------

              Iowa -- 1.6%
              Louisa County PCR (Iowa-
                Illinois Gas & Electric
                Company Project) Series
                1986 A VRDN
                (A3/P-1, A/A-1)
        5,000     7/1/98                       3.60(A)                5,000
                                                                   --------
              Kentucky -- 4.6%
              Jefferson (County of)
                PCR Bonds (Louisville
                Gas & Electric Company
                Project) Series 1993 A VRDN
                (Aa2/VMIG1, AA-/A-1+)
        1,900     9/10/98 to 9/17/98           3.60(A)                1,900
              Jefferson (County of)
                PCR Bonds (Louisville
                Gas & Electric Company
                Project) Series 1996 A VRDN
                (Aa3/VMIG1, A+/A-1+)
        3,000     9/17/98                      3.55(A)                3,000
              Kentucky Economic
                Development Finance
                Authority Hospital Revenue
                Bonds, Series 1997 (Baptist
                Healthcare System Obligated
                Group) VRDN
                (AA-/A-1+, AA-, F1+)
        9,000     7/1/98                       3.50(A)                9,000
                                                                   --------
                                                                     13,900
                                                                   --------



        Par                                     Rate                Value
-------------------------------------------------------------------------------
              Louisiana -- 3.4%
              Ascension (Parish of)
                PCR Refunding (Shell Oil
                Company Project)
                Series 1993 VRDN
                (AAA/A-1+)
      $ 3,900     7/1/98                       4.00%(A)            $  3,900
              Lake Charles (City of)
                Harbor & Terminal District
                Port Facilities Revenue
                Bonds Series 1984 VRDN
                (Aa3/P-1, AA-/A-1+)
        5,400     7/1/98                       3.85(A)                5,400
              Parish of East Baton Rouge,
                State of Louisiana Pollution
                Control Revenue Refunding
                Bonds (Exxon Project) 1993
                Series VRDN
                (Aaa/P-1, AAA/A-1+)
        1,000     7/1/98                       3.90(A)                1,000
                                                                   --------
                                                                     10,300
                                                                   --------

              Maryland -- 8.3%
              Annapolis (City of) Maryland
                General Obligation Public
                Improvement and Refunding
                Bonds, 1998 Series
                (Aa2/AA-)
        1,000     11/1/98                      4.375                  1,002
              Anne Arundel County,
                Maryland General
                Obligation Bonds, Series 1998
                (Aa2, AA+/AA+)
        3,800     2/1/99                       4.50                   3,817
                Baltimore County,
                Maryland PCR
                Revenue Refunding
                Bonds (Baltimore Gas &
                Electric) Series 1985
                VRDN (A2/MIG1, A/A-1)
        2,500     8/7/98                       3.80(A)                2,500
              Baltimore County, Maryland
                Revenue Bonds (The Sheppard
                and Enoch Pratt Hospital
                Facility) Series 1992 VRDN
                (Aa3/VMIG1)
        2,600     7/1/98                       3.60(A)                2,600

Legg Mason Tax Exempt Trust, Inc.


        Par                                     Rate                Value
-------------------------------------------------------------------------------
              Maryland -- Continued
              Maryland Health & Higher
                Educational Facilities
                Authority (Pooled Loan
                Program Issue) Series
                1985 A & B VRDN
                (Aa3/VMIG1)
      $ 8,500     7/1/98                       3.50%(A)            $  8,500
              Maryland Health & Higher
                Educational Facilities
                Authority (Johns Hopkins
                University) Series C TECP
                (Aa3/P-1, AA-/A-1+)
        5,800     9/11/98 to 9/17/98   3.55 to 3.60                   5,800
              Maryland State Government
                GO Bond Second Series
                (Aaa, AAA)
        1,000     7/15/98                      6.40                   1,001
                                                                   --------
                                                                     25,220
                                                                   --------

              Massachusetts -- 0.3%
              Massachusetts Health & Educational
                Facilities Authority Revenue Bonds
                Harvard University Issue Series L
                VRDN (Aaa/P-1, AAA/A-1+)
        1,000     10/9/98                      3.60(A)                1,000
                                                                   --------

              Michigan -- 1.8%
              Michigan State Housing
                Development Authority Rental
                Housing Revenue Bonds,
                Series 1997 B VRDN
                (Aaa/VMIG1, AAA/A-1+)
        5,600     7/1/98                       3.50(A)                5,600
                                                                   --------

              Minnesota -- 1.8%
              Rochester (City of) Health
                Care Facilities Revenue
                Bonds (Mayo Foundation/
                Mayo Medical Center)
                Series 1992 C VRDN
                (AA+/A-1+)
        5,500     8/13/98 to 8/19/98   3.60 to 3.70(A)                5,500
                                                                   --------




        Par                                     Rate                Value
-------------------------------------------------------------------------------
              Mississippi -- 4.3%
              Jackson County Port Facility
                Refunding Bonds (Chevron
                USA, Inc. Project) Series 1993
                VRDN (Aa2/P-1)
      $13,000     7/1/98                       3.80%(A)            $ 13,000
                                                                   --------

              Nebraska -- 2.0%
              Omaha Public Power
                District TECP (P-1, A-1+)
        6,000     9/4/98 to 9/11/98    3.65 to 3.75                   6,000
                                                                   --------

              North Carolina -- 4.3%
              Winston-Salem (City of)
                Water & Sewer Revenue
                Bonds VRDN
                (Aa/VMIG1, AA+/A-1+)
        7,200     9/8/98 to 9/10/98    3.60 to 3.65(A)                7,200
                Series 1994 VRDN
                (Aa/VMIG1, AA+/A-1+)
        6,000     7/1/98                       3.50(A)                6,000
                                                                   --------
                                                                     13,200
                                                                   --------

              Ohio -- 0.7%
              County of Cuyahoga, Ohio
                Hospital Revenue Refunding
                Bonds (The Cleveland
                Clinic Foundation)
                Series 1997 A VRDN
                (Aaa/VMIG1, AAA/A-1+)
        2,000     7/1/98                       3.55(A)                2,000
                                                                   --------

              Pennsylvania -- 4.0%
              Allegheny County Hospital
                Development Authority
                (Presbyterian Hospital)
                Series B, B2 & D VRDN
                (Aaa/VMIG1, AAA/A-1)
        7,930     7/2/98                       3.60(A)                7,930
              Pennsylvania Higher
                Educational Facilities
                Authority Carnegie
                Mellon University
                Series 1995 B & D VRDN
                (AA-/A-1+)
        4,100     7/1/98                       4.00(A)                4,100
                                                                   --------
                                                                     12,030
                                                                   --------

        Par                                     Rate                Value
-------------------------------------------------------------------------------
              South Carolina -- 6.1%
              Berkeley (County of), South
                Carolina (Amoco Chemical
                Company Project) Pollution
                Control Revenue Refunding
                Bonds, Series 1994 VRDN
                (Aa1/VMIG1, AAA/A-1+)
      $ 7,450     7/1/98                       3.80%(A)            $  7,450
              South Carolina Public
                Service TECP (P-1, A-1, F1+)
       11,000     8/3/98 to 9/14/98    3.55 to 3.75                  11,000
                                                                   --------
                                                                     18,450
                                                                   --------

              Tennessee -- 1.9%
              State of Tennessee General
                Obligation BANS Series
                1997 A VRDN
                (MIG1/VMIG1, SP-1+/A-1+)
        5,800     7/1/98                       3.40(A)                5,800
                                                                   --------

              Texas -- 13.1%
              Board of Regents of the
                University of Texas
                System Revenue Financing
                System, Series A
                (P-1, A-1+)
        1,000     8/28/98                      3.60                   1,000
              Capital Industrial Development
                Corporation PCR Bonds
                (Motorola, Inc. Project)
                Series 1984 VRDN
                (AA/A-1+)
        3,100     7/1/98                       3.70(A)                3,100
              Harris County, General
                Obligation Notes Series A TECP
                (P-1, A-1+, F1+)
        2,591     9/1/98                       3.65                   2,591
              Harris County, Texas
                Health Facilities
                Development Corporation
                Hospital Revenue Bonds
                (Memorial Hospital
                System Project)
                Series 1997 B VRDN
                (Aaa/VMIG1, AAA/A-1+)
       12,600     7/1/98                       3.40(A)               12,600




        Par                                     Rate                Value
-------------------------------------------------------------------------------
              Texas -- Continued
              Harris County, Texas
                Health Facilities
                Development Corp.
                Hospital Revenue Bonds
                (The Methodist Hospital)
                Series 1994 VRDN
                (AA/A-1+)
      $12,200     7/1/98                       4.00%(A)            $ 12,200
                Series 1997 VRDN
                (AA/A-1+)
        1,200     7/1/98                       4.00(A)                1,200
              Harris County, Texas
                Health Facilities
                Development Corp.
                Medical Facilities
                Revenue Bonds (Baylor
                College of Medicine Project)
                Series 1997 VRDN (AA+/A-1+)
        2,000     7/1/98                       3.60(A)                2,000
              Harris County Industrial
                Development Corp.
                PCR Bonds
                (Exxon Project)
                Series 1984 A VRDN
                (Aaa, AAA/A-1+)
        5,200     7/1/98                       3.90(A)                5,200
                                                                   --------
                                                                     39,891
                                                                   --------

              Utah -- 1.7%
              Emery County PCR Refunding
                Bonds (PacifiCorp Project)
                Series 1994 VRDN
                (Aaa/VMIG1, AAA/A-1+)
          700     7/1/98                       3.85(A)                  700
              State of Utah General
                Obligation Highway
                Commercial Paper Notes
                Series 1997 A TECP
                (P-1, A-1+, F1+)
        4,500     9/30/98              3.70 to 3.75                   4,500
                                                                   --------
                                                                      5,200
                                                                   --------

              Washington -- 7.0%
              Washington (State of)
                Adjustable Rate GO
                Series VR - 1996B VRDN
                (Aa1/VMIG1, AA+/A-1+)
       12,000     7/1/98                       3.45(A)               12,000

Legg Mason Tax Exempt Trust, Inc.


        Par                                     Rate                Value
-------------------------------------------------------------------------------
              Washington -- Continued
              Washington State Housing
                Finance Committee
                Series 1988 B VRDN
                (AAA/A-1+)
      $ 9,400     7/1/98                       3.50%(A)            $  9,400
                                                                   --------
                                                                     21,400
                                                                   --------


              Wisconsin -- 5.6%
              Carlton (Town of) PCR
                Refunding Bonds
                Series 1991 B & D
                (Wisconsin Power and
                Light Company
                Projects) VRDN
                (Aa2/P-1, AA/A-1+)
       12,700     7/1/98                       3.80(A)               12,700
              Wisconsin (State of)
                Operating Notes
                Series 1997A TECP
                (P-1, A-1+, F1+)
        4,302     10/9/98                      3.60                   4,302
                                                                   --------
                                                                     17,002
                                                                   --------



        Par                                     Rate                Value
-------------------------------------------------------------------------------
              Wyoming -- 2.7%
              Lincoln County PCR Bonds
                (Exxon Project)
                Series C & 85 VRDN
                (Aaa/P-1, AAA/A-1+)
      $ 5,950     7/1/98               3.80 to 4.00%(A)            $  5,950
              Sublette County, Wyoming
                Pollution Control Revenue
                (Exxon Project)
                (Aaa/P-1, AAA/A-1+)
        2,300     7/1/98                       3.80(A)                2,300
                                                                   --------
                                                                      8,250
                                                                   --------

              Total Investments, at
                amortized cost and
                value -- 101.0%                                     306,741(B)
              Other Assets Less
                Liabilities-- (1.0)%                                 (3,002)
                                                                   --------

              Net assets applicable to
              303,760 shares
              outstanding-- 100.0%                                 $303,739
                                                                   ========
              Net asset value per
              share                                                   $1.00
                                                                      =====

--------------------------------------------------------------------------------
(A) The rate shown is the rate as of June 30, 1998 and the maturity shown is the longer of the next interest readjustment date or the date the principal amount owed can be recovered through demand.
(B) Also represents cost for federal income tax purposes.

A guide to abbreviations appears on the next page.

See notes to financial statements.

Legg Mason Tax Exempt Trust, Inc.


Investment Abbreviations:

      BANS        Bond Anticipation Notes
      GO          General Obligation
      PCR         Pollution Control Revenue
      TANS        Tax Anticipation Notes
      TECP        Tax-Exempt Commercial Paper
      TRANS       Tax and Revenue Anticipation Notes
      VRDN        Variable Rate Demand Notes

Municipal Note, Commercial Paper and Bond Ratings:

      Municipal Notes

           MIG1 and MIG2: Moody's Investors Service, Inc. ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade (MIG). Notes bearing the designation MIG1 are judged to be of the best quality and notes bearing the designation MIG2 are judged to be of high quality (VMIG1 and VMIG2 are ratings for variable rate obligations).

           SP1 and SP2: The two highest municipal note ratings assigned by Standard & Poor's. A plus (+) sign may be added to the SP1 rating to indicate that an issue possesses very strong credit characteristics.

           F1 and F2: The two highest municipal note ratings assigned by Fitch IBCA, Inc. A plus (+) sign may be added to an F1 rating to denote any exceptionally strong credit feature.

      Commercial Paper

           P1 and P2: Prime 1 and Prime 2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc.

           A1 and A2: The two highest commercial paper ratings assigned by Standard & Poor's. A plus (+) sign designates issues possessing very strong credit characteristics.

           F1 and F2: The two highest commercial paper ratings assigned by Fitch IBCA, Inc. A plus (+) sign may be added to an F1 rating to denote any exceptionally strong credit feature.

      Municipal Bonds

           Aaa, Aa, A and Baa: Investment grade bond ratings assigned by Moody's Investors Service, Inc. A numeric modifier (1, 2 and 3) may be added to the ratings to indicate high, medium and low relative credit strength, respectively, within a particular rating category.

           AAA, AA, A and BBB: Investment grade bond ratings assigned by Standard & Poor's. A plus (+) or minus (-) sign may be added to the ratings to indicate relative credit strength within a particular rating category.

           AAA, AA, A and BBB: Investment grade bond ratings assigned by Fitch IBCA, Inc. A plus (+) or minus (-) sign may be added to a rating to denote relative status within major rating categories.

           The Moody's, Standard & Poor's or Fitch IBCA ratings indicated are believed to be the most recent ratings available at June 30, 1998. These ratings are not audited by the Fund's independent accountants.

Maturity Schedule of Portfolio:

                          June 30, 1998
------------------------------------------------------------------------------
                                             Percentage of
      Maturity Period      Amount/Par          Portfolio
------------------------------------------------------------------------------
                              (000)                   (cum)
           1-7 days        $189,465          61.8%    61.8%
          8-30 days           3,001           1.0     62.8
         31-45 days          20,300           6.6     69.4
         46-90 days          59,981          19.5     88.9
       Over 90 days          33,994          11.1    100.0
                           --------         -----
                           $306,741         100.0%
                           ========         =====

      Average Weighted Maturity -- 36 days

Statement of Operations
Legg Mason Tax Exempt Trust, Inc.
For the Six Months Ended June 30, 1998  (Unaudited)
(Amounts in Thousands)

-------------------------------------------------------------------------------------------------

Investment Income:
        Interest                                                                          $5,720

Expenses:
        Management fee                                                    $  814
        Distribution and service fees                                        163
        Transfer agent and shareholder servicing expense                      64
        Custodian fees                                                        58
        Registration fees                                                     39
        Legal and audit fees                                                  26
        Reports to shareholders                                               13
        Directors' fees                                                        6
        Other expenses                                                        10
                                                                          ------
                                                                           1,193
          Less compensating balance credits                                  (20)
                                                                          ------
          Total expenses, net of compensating balance credits                              1,173
                                                                                          ------
      Net Investment Income                                                               $4,547
                                                                                          ======

             -----------------------------------------------------

Statement of Changes in Net Assets
Legg Mason Tax Exempt Trust, Inc.
(Amounts in Thousands)

                                                                       For the Six            For the
                                                                       Months Ended          Year Ended
                                                                      June 30, 1998      December 31, 1997
----------------------------------------------------------------------------------------------------------
                                                                       (Unaudited)
Change in Net Assets:
      Net investment income                                              $ 4,547               $ 9,252
      Net realized gain on investments                                        --                     6
                                                                        --------              --------
      Increase in net assets resulting from operations                     4,547                 9,258
      Distributions to shareholders from net investment income            (4,547)               (9,252)
      Change in net assets from Fund share transactions                   (3,632)               28,873
                                                                        --------              --------
      Change in net assets                                                (3,632)               28,879

Net Assets:
      Beginning of period                                                307,371               278,492
------------------------------------------------------------------------------------------------------
      End of period                                                     $303,739              $307,371
                                                                        ========              ========


      See notes to financial statements.

Financial Highlights
Legg Mason Tax Exempt Trust, Inc.

           Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                                    For the Six                For the Years Ended December 31,
                                                   Months Ended     -------------------------------------------------------
                                                   June 30, 1998     1997       1996         1995        1994       1993
---------------------------------------------------------------------------------------------------------------------------
                                                  (Unaudited)
Per Share Operating Performance:
      Net asset value, beginning of period               $1.00        $1.00       $1.00        $1.00       $1.00      $1.00
---------------------------------------------------------------------------------------------------------------------------
      Net investment income                              .0139        .0292       .0282        .0313       .0223      .0174
      Dividends to shareholders from
        net investment income                           (.0139)      (.0292)     (.0282)      (.0313)     (.0223)    (.0174)
---------------------------------------------------------------------------------------------------------------------------
      Net asset value, end of period                     $1.00        $1.00       $1.00        $1.00       $1.00      $1.00
---------------------------------------------------------------------------------------------------------------------------
      Total return                                       2.80%(C)     2.95%       2.85%        3.17%       2.25%      1.75%

Ratios/Supplemental Data:
      Ratios to average net assets:
        Total expenses(A)                                 .73%(C)      .73%        .64%         .66%          --         --
        Net expenses(B)                                   .72%(C)      .72%        .64%         .65%        .65%       .69%
        Net investment income                            2.79%(C)     2.92%       2.82%        3.14%       2.23%      1.74%

      Net assets, end of period (in thousands)        $303,739     $307,371    $278,492     $224,656    $222,490   $237,611
---------------------------------------------------------------------------------------------------------------------------

(A) This ratio reflects total expenses before compensating balance credits. Previously, the credits were included in the ratio.
(B) This ratio reflects expenses net of compensating balance credits.
(C) Annualized

    See notes to financial statements.

Notes to Financial Statements
Legg Mason Tax Exempt Trust, Inc.
(Amounts in Thousands)  (Unaudited)

-------------------------------------------------------------------------------
1. Significant Accounting Policies:

           The Legg Mason Tax Exempt Trust, Inc. ("Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

      Security Valuation

           Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

      Investment Income and Dividends to Shareholders

           Income and expenses are recorded on the accrual basis. Dividends are declared daily and paid monthly. Net investment income for dividend purposes consists of interest accrued plus original issue discount earned, less amortization of market premium and accrued expenses. At June 30, 1998, dividends payable of $355 were accrued.

      Security Transactions

           Security transactions are accounted for on the trade date and the cost of investments sold is deter-mined by use of the specific identification method for both financial reporting and income tax purposes. At June 30, 1998, $1,100 was receivable for investments sold but not yet delivered, and $7,047 was payable for securities purchased but not yet received.

      Compensating Balance Credits

           The Fund has an arrangement with its custodian bank whereby a portion of the custodian's fees are paid indirectly by credits earned on the Fund's cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

      Federal Income Taxes

           No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income to its shareholders. The Fund has unused capital loss carryforwards for federal income tax purposes of $20 which expire from 2001 through 2002.

      Use of Estimates

           The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Fund Share Transactions:

           The Fund is authorized to issue 2,000,000 shares of common stock with a par value of $.001 per share. At June 30, 1998, paid in capital aggregated $303,760. Since the Fund has sold and redeemed shares at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions:

                               For the Six          For the
                              Months Ended         Year Ended
                              June 30, 1998     December 31, 1997
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                               (Unaudited)
      Shares sold              $ 593,615           $1,016,283
      Shares reinvested            4,064                9,018
      Shares repurchased        (601,311)            (996,428)
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      Net change               $  (3,632)          $   28,873
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3. Transactions with Affiliates:

           Legg Mason Capital Management, Inc. ("Adviser"), serves as the Fund's investment adviser and is responsible for the investment management of the Fund's assets. As compensation for its advisory services, the Fund pays the Adviser a fee, calculated daily and payable monthly, at an annual rate of 0.50% of the Fund's average daily net assets. Advisory fees of $124 were payable to the Adviser at June 30, 1998.

           Legg Mason Fund Adviser, Inc. ("LMFA") serves as administrator to the Fund pursuant to an administration agreement with the Adviser. The Adviser pays LMFA a fee, computed daily and payable monthly at an annual rate of 0.05% of the Fund's average daily net assets.

           Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Fund. The Fund pays Legg Mason for distribution costs and services at an annual rate equal to 0.10% of its average daily net assets. Legg Mason has agreed that it will not request payment of more than 0.10% annu-

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      ally from the Fund until January 10, 1999. If this voluntary limit is not extended beyond January 10, 1999, the Fund may pay Legg Mason a fee for its distribution services in an amount not to exceed an annual rate of 0.20% of the Fund's average daily net assets. Distribution and service fees of $25 were payable to Legg Mason at June 30, 1998.

           Legg Mason also has an agreement with the Fund's transfer agent to assist with certain of its duties. For this assistance, Legg Mason was paid $20 by the transfer agent for the six months ended June 30, 1998.

           The Adviser, LMFA and Legg Mason are wholly owned subsidiaries of Legg Mason, Inc.

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